Note 23 - Subsequent Events (Details) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended			1 Months Ended			0 Months Ended
	Nov. 08, 2013 JPY (¥)	Nov. 08, 2012 JPY (¥)	Nov. 08, 2011 JPY (¥)	Jun. 26, 2013 JPY (¥)	Jun. 27, 2012 JPY (¥)	Jun. 28, 2011 JPY (¥)	Jun. 25, 2014 Subsequent Event [Member] USD ($)	Jun. 25, 2014 Subsequent Event [Member] JPY (¥)
Note 23 - Subsequent Events (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared	¥ 11	¥ 8.75	¥ 7.5	¥ 10	¥ 8.75	¥ 7.5	$ 0.11	¥ 11
Dividends, Common Stock, Cash							$ 4,907	¥ 505,330